SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Accrued Expenses And Other Liabilities
Accrued payroll and welfare		¥ 51,533	¥ 62,810
Payment for purchase of property		43,136	42,127
Product warranty		25,095	31,035
Professional fee payables		19,495	14,670
Deposit from suppliers		12,745	11,988
Marketing and promotion expenses		12,209	18,461
Freight payable		9,858	11,364
Other tax payable		2,072	9,871
Installation fee payables		1,888	335
Refund liabilities		892	129
Other current liabilities		11,039	7,370
Total		189,962	210,160
Less: non-current portion		(51,108)	(53,117)
Accrued expenses and other liabilities-current portion	$ 20,466	¥ 138,854	¥ 157,043